Investor Class Shares | T. Rowe Price Mid-Cap Value Fund, Inc.

Mid-Cap Value Fund

SUMMARY

Investment Objective
The fund seeks to provide long-term capital appreciation by investing primarily in mid-sized companies that appear to be undervalued.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)		Investor Class Shares T. Rowe Price Mid-Cap Value Fund, Inc.
Maximum sales charge (load) imposed on purchases		none
Maximum deferred sales charge (load)		none
Redemption fee		none
Maximum account fee	[1]	20
[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Investor Class Shares T. Rowe Price Mid-Cap Value Fund, Inc.
Management fees	0.65%
Distribution and service (12b-1) fees	none
Other expenses	0.16%
Total annual fund operating expenses	0.81%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Investor Class Shares T. Rowe Price Mid-Cap Value Fund, Inc.	83	259	450	1,002

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 53.6% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies

The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in companies whose market capitalization (number of shares outstanding multiplied by share price) falls within the range of the companies in either the S&P MidCap 400 Index or the Russell Midcap Value Index. As of December 31, 2011, the market capitalization ranges for the S&P MidCap 400 Index and the Russell Midcap Value Index were approximately $499 million to $8 billion, and $117 million to $20.5 billion, respectively. The market capitalization of the companies in the fund’s portfolio and the S&P and Russell indices changes over time; the fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization grows or falls outside these ranges. We follow a value approach in selecting investments for the fund. Our in-house research team seeks to identify companies whose stock prices do not appear to reflect their underlying values.

In selecting investments, we generally favor companies with one or more of the following:

•   demonstrated or potentially attractive margins, profits, and/or cash flow;

•   sound balance sheet;

•   experienced and capable management;

•   management/employee stock ownership; or

•   low stock price relative to earnings, cash flow, sales, net assets, book value, or private market value.

In pursuing its investment objective, the fund has the discretion to deviate from its normal investment criteria, as previously described, and purchase securities that the fund’s management believes will provide an opportunity for substantial appreciation. These situations might arise when the fund’s management believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

While most assets will typically be invested in U.S. common stocks, the fund may invest in foreign stocks in keeping with the fund’s objectives.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Risks of stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Market capitalization risk Investing primarily in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment. Because the fund invests primarily in securities issued by mid-cap companies, it is likely to be more volatile than a fund that focuses on securities issued by large companies. Medium-sized companies typically have less seasoned management, narrower product lines, and less capital reserves and liquidity than larger companies, and are therefore more sensitive to economic, market, and industry changes.

Investment style risk Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The fund’s value approach to investing could cause it to underperform other stock funds that employ a different investment style. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.

Foreign investing risk This is the risk that the fund’s investments in foreign securities may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar.

Performance

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Mid-Cap Value Fund Calendar Year Returns

	Quarter	Total
	Ended	Return
Best Quarter	6/30/09	23.33%
Worst Quarter	12/31/08	-23.74%

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Average Annual Total Returns Periods ended December 31, 2011
Average Annual Total Returns Investor Class Shares	1 Year	5 Years	10 Years
T. Rowe Price Mid-Cap Value Fund, Inc.	(4.82%)	1.36%	7.96%
T. Rowe Price Mid-Cap Value Fund, Inc. Returns after taxes on distributions	(5.56%)	0.47%	6.92%
T. Rowe Price Mid-Cap Value Fund, Inc. Returns after taxes on distributions and sale of fund shares	(2.20%)	0.92%	6.68%
T. Rowe Price Mid-Cap Value Fund, Inc. S&P MidCap 400 Index	(1.73%)	3.32%	7.04%
T. Rowe Price Mid-Cap Value Fund, Inc. Russell Midcap Value Index	(1.38%)	0.04%	7.67%
T. Rowe Price Mid-Cap Value Fund, Inc. Lipper Multi-Cap Value Funds Index	(4.12%)	(3.02%)	2.99%

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.